Accrued liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Supplier services agreement	$ 7,390	$ 12,964
Other	459	551
Total non-current accrued liabilities	$ 7,849	$ 13,515